Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018 CHF (SFr) contract	Mar. 31, 2018 CHF (SFr) contract	Jun. 30, 2017 CHF (SFr) contract	Jun. 30, 2018 CHF (SFr) contract	Jun. 30, 2017 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	3	5	8	9
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 29	SFr 15	SFr 14	SFr 44	SFr 49
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 29	SFr 14	SFr 14	SFr 43	SFr 49
Restructured loans, subsequently defaulted, Number of contracts | contract			0		0
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	5	0	0	5	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 29	SFr 0	SFr 0	SFr 29	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 29	SFr 0	SFr 0	SFr 29	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	3	5	3	9
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 15	SFr 14	SFr 15	SFr 49
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 14	SFr 14	SFr 14	SFr 49
Restructured loans, subsequently defaulted, Number of contracts | contract	1	7		8
Restructured loans, subsequently defaulted, Recorded Investment	SFr 36	SFr 40		SFr 76
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				8	9
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 44	SFr 49
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 43	SFr 49
Restructured loans, subsequently defaulted, Number of contracts | contract					0
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				5	0
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 29	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 29	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				3	9
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 15	SFr 49
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 14	SFr 49
Restructured loans, subsequently defaulted, Number of contracts | contract				8
Restructured loans, subsequently defaulted, Recorded Investment				SFr 76